INTANGIBLE ASSETS AND GOODWILL - Amortization Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS AND GOODWILL
Amortization expense	$ 65,625	$ 0